SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	9 Months Ended
Sep. 30, 2014
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

	Balance Beginning of Year	Charged to Expense	Write- Offs	Recoveries	Balance End of Year
Allowance for doubtful accounts receivable:
Fiscal year ended December 31, 2013	$22	$152	$(23)	$(48)	$103
Fiscal year ended December 31, 2012	$329	$(196)	$(111)	$—	$22

	Balance Beginning of Year	Additions	Write- Offs	Recoveries	Balance End of Year
Deferred tax asset valuation allowance:
Fiscal year ended December 31, 2013	$46,024	$5,232	$—	$—	$51,256
Fiscal year ended December 31, 2012	$41,647	$4,377	$—	$—	$46,024

	Balance Beginning of Year	Additions	Write- Offs	Recoveries	Balance End of Year
Inventory excess and obsolete reserve:
Fiscal year ended December 31, 2013	$1,454	$22	$(913)	$—	$563
Fiscal year ended December 31, 2012	$1,024	$430	$—	$—	$1,454